Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of deferred income taxes [text block]
	December 31, 2019	December 31, 2018	December 31, 2017
Loss before income taxes	$(3,763,075)	$(3,511,667)	$(5,231,295)
Statutory rate	27.00%	27.00%	26.00%

Expected income tax	(1,016,030)	(948,150)	(1,360,137)
Effect of different tax rates in foreign jurisdictions	(23,478)	(38,010)	9,728
Non-deductible share-based payments	251,942	353,360	700,198
Other permanent items	10,121	2,766	3,360
Change in deferred tax assets not recognized	50,106	151,738	1,921,226
Impact of change in tax rates	-	-	(348,020)
Share issuance costs	(2,638)	(172,294)	(399,602)
True-ups and other	729,977	650,590	(526,753)
Deferred income tax (recovery) expenses	$-	$-	$-

Disclosure of deferred tax assets and liabilities [text block]
	December 31, 2019	December 31, 2018

Deferred tax assets
Non-capital losses	$4,132,896	$4,282,555

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,717,437)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2019	December 31, 2018

Non-capital loss carry forwards	$20,101,127	$18,758,080
Capital loss carry forwards	23,352,906	24,538,993
Exploration and evaluation assets	8,188,922	8,221,842
Share issue costs	1,035,649	1,554,264
Property, plant and equipment	493,445	483,609
Donations	10,000	-
Investment tax credit	239,849	239,849
	$53,421,898	$53,796,637